Group companies	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Group companies
34. Group companies
In accordance with Section 409 of the Companies Act 2006, a full list of entities in which the Group has an interest of greater than or equal to 20%, the registered office and effective percentage of equity owned as at 31 December 2020 are disclosed below. Unless otherwise stated, the ownership interest disclosed comprises either ordinary shares, certificated or un-certificated
membership interests which are indirectly held by InterContinental Hotels Group PLC.

Fully owned subsidiaries
24th Street Operator Sub, LLC (k) 36th Street IHG Sub, LLC (k) 426 Main Ave LLC (k) 46 Nevins Street Associates, LLC (k) 2250 Blake Street Hotel, LLC (k)
Allegro Management LLC (k)
Alpha Kimball Hotel LLC (k)
American Commonwealth Assurance Co. Ltd. (m)
Asia Pacific Holdings Limited (n)
Barclay Operating Corp. (cj)
BHMC Canada Inc. (o)
BHR Holdings B.V. (p)
BHR Pacific Holdings, Inc. (k)
BHTC Canada Inc. (o)
Blythswood Square Glasgow Hotel OpCo Ltd (n)
BOC Barclay Sub LLC (cj)
Bristol Oakbrook Tenant Company (k)
Cambridge Lodging LLC (k)
Capital Lodging LLC (k)
CF Irving Owner, LLC (k)
CF McKinney Owner, LLC (k)
CF Waco Owner, LLC (k)
Compañía Inter-Continental De Hoteles
El Salvador SA (n)
Crowne Plaza LLC (k)
Cumberland Akers Hotel LLC (k)
Dunwoody Operations, Inc. (k)
Edinburgh George Street Hotel OpCo Ltd (n)
Edinburgh IC Limited (cr)
EVEN Real Estate Holding LLC (k)
General Innkeeping Acceptance Corporation (b) (l)
Grand Central Glasgow Hotel OpCo Limited (n)
Guangzhou SC Hotels Services Ltd. (t)
H.I. (Ireland) Limited (u)
H.I. Soaltee Management Company Ltd (ac)
HI Sugarloaf, LLC (ci)
Hale International Ltd. (ct)
HC International Holdings, Inc. (w)
HH France Holdings SAS (x)
HH Hotels (EMEA) B.V. (p)
HH Hotels (Romania) SRL (y)
HIM (Aruba) NV (z)
Hoft Properties LLC (k)
Holiday Hospitality Franchising, LLC (k)
Holiday Inn Mexicana S.A. de C.V. (ab)
Holiday Inns (China) Ltd (ac)
Holiday Inns (Courtalin) Holding (x)
Holiday Inns (Courtalin) SAS (x)
Holiday Inns (England) Limited (n)
Holiday Inns (Germany), LLC (l)
Holiday Inns (Jamaica) Inc. (l)
Holiday Inns (Middle East) Limited (ac)
Holiday Inns (Philippines), Inc. (l)
Holiday Inns (Saudi Arabia), Inc. (l)
Holiday Inns (Thailand) Ltd. (ac)
Holiday Inns (UK), Inc. (l)
Holiday Inns Crowne Plaza (Hong Kong), Inc. (l)
Holiday Inns Holdings (Australia) Pty Ltd (aa)
Holiday Inns Inc. (k)
Holiday Inns Investment (Nepal) Ltd. (ac)
Holiday Inns of America (UK) Limited (n)
Holiday Inns of Belgium N.V. (ad)
Holiday Pacific Equity Corporation (k)
Holiday Pacific LLC (k)
Holiday Pacific Partners, LP (k)
Hotel InterContinental London (Holdings) Limited (n)
Hotel Inter-Continental London Limited (n)
Hoteles Y Turismo HIH SRL (n)
IC Hotelbetriebsfuhrungs GmbH (ae)
IC Hotels Management (Portugal) Unipessoal, Lda (af)
IC International Hotels Limited Liability Company (ag)
IHC Buckhead, LLC (ci)
IHC Edinburgh (Holdings) (n)
IHC Hopkins (Holdings) Corp. (k)
IHC Hotel Limited (n)
IHC Inter-Continental (Holdings) Corp. (k)
IHC London (Holdings) (n)
IHC May Fair (Holdings) Limited (n)
IHC May Fair Hotel Limited (n)
IHC M-H (Holdings) Corp. (k)
IHC Overseas (U.K.) Limited (n)
IHC UK (Holdings) Limited (n)
IHC United States (Holdings) Corp. (b) (k)
IHC Willard (Holdings) Corp. (k)
IHG (Marseille) SAS (x)
IHG (Myanmar) Ltd (ah)
IHG (Thailand) Limited (aj)
IHG Amsterdam Management BV (p)
IHG Bangkok Ltd (ct)
IHG Brasil Administracao de Hoteis e Servicos Ltda (ak)
IHG Civ Holding Co-Investment Fund, LLC (k)
IHG Civ Holding Main Fund, LLC (k)
IHG Commission Services SRL (co)
IHG Community Development, LLC (ci)
IHG de Argentina SA (al)
IHG ECS (Barbados) SRL (co)
IHG Franchising Brasil Ltda (bd)
IHG Franchising DR Corporation (k)
IHG Franchising, LLC (k)
IHG Hotels (New Zealand) Limited (an)
IHG Hotels Limited (n)
IHG Hotels Management (Australia) Pty Limited (b) (aa)
IHG Hotels Nigeria Limited (ao)
IHG Hotels South Africa (Pty) Limited (ap)
IHG International Partnership (n)
IHG Istanbul Otel Yönetim Limited Sirketi (bx)
IHG Japan (Management) LLC (ar)
IHG Japan (Osaka) LLC (ar)
IHG Management (Maryland) LLC (as)
IHG Management (Netherlands) B.V. (p)
IHG Management d.o.o. Beograd (cc)
IHG Management MD Barclay Sub LLC (cj)
IHG Management SL d.o.o (bo)
IHG Mexico Operaciones SA de CV (ab)
IHG Orchard Street Member, LLC (k)
IHG Peru SRL (dd)
IHG PS Nominees Limited (n)
IHG Sermex SA de CV (ab)
IHG Systems Pty Ltd (b) (aa)
IHG Szalloda Budapest Szolgaltato Kft. (at)
IHG Technology Solutions LLC (k)
IND East Village SD Holdings, LLC (k)
InterContinental Berlin Service Company GmbH (au)
InterContinental (Branston) 1 Limited (c) (n)
InterContinental (PB) 1 (n)
InterContinental (PB) 3 Limited (n)
InterContinental Brasil Administracao de
Hoteis Ltda (q)
Inter-Continental D.C. Operating Corp. (k)
Inter-Continental Florida Investment Corp. (k)
Inter-Continental Florida Partner Corp. (k)
InterContinental Gestion Hotelera S.L. (by)
Inter-Continental Hospitality Corporation (k)
InterContinental Hotel Berlin GmbH (au)
InterContinental Hotel Düsseldorf GmbH (av)
Inter-Continental Hoteleira Limitada (aw)
Inter-Continental Hotels (Montreal) Operating Corp. (ax)
Inter-Continental Hotels (Montreal) Owning Corp. (ax)
InterContinental Hotels (Puerto Rico) Inc. (az)
Inter-Continental Hotels (Singapore) Pte. Ltd. (ai)
Inter-Continental Hotels Corporation (k)
Inter-Continental Hotels Corporation de Venezuela C.A. (ba)
Intercontinental Hotels Corporation Limited (b) (m)
InterContinental Hotels Group (Asia Pacific) Pte Ltd (ai)
InterContinental Hotels Group (Australia) Pty Limited (aa)
InterContinental Hotels Group (Canada) Inc. (o)
InterContinental Hotels Group (España) SA (by)
InterContinental Hotels Group (Greater China) Limited (ac)
InterContinental Hotels Group (India) Pvt. Ltd (aq)
InterContinental Hotels Group (Japan) Inc. (l)
InterContinental Hotels Group (New Zealand) Limited (an)
InterContinental Hotels Group (Shanghai) Ltd. (bb)
InterContinental Hotels Group Customer Services Limited (n)
InterContinental Hotels Group do Brasil Limitada (bc)
InterContinental Hotels Group Healthcare Trustee Limited (n)
InterContinental Hotels Group Operating Corp. (e) (k)
InterContinental Hotels Group Resources, LLC (b) (k)
InterContinental Hotels Group Services Company (n)
InterContinental Hotels Italia, S.r.L. (be)
InterContinental Hotels Limited (a) (n)
InterContinental Hotels Management GmbH (bf)
InterContinental Hotels Management Montenegro d.o.o. (ce)
InterContinental Hotels Nevada Corporation (ck)
Inter-Continental Hotels of San Francisco Inc. (k)
Inter-Continental IOHC (Mauritius) Limited (bg)
InterContinental Management AM LLC (cm)
InterContinental Management Bulgaria EOOD (bp)
InterContinental Management France SAS (x)
InterContinental Management Poland sp. Z.o.o (cn)
InterContinental Overseas Holdings, LLC (k)
KG Benefits LLC (k)
KG Gift Card Inc. (bz)
KG Liability LLC (k)
KG Technology, LLC (k)
KHP Washington Operator LLC (k)
KHRG 11th Avenue Hotel LLC (k)
KHRG 851 LLC (k)
KHRG Aertson LLC (k)
KHRG Alexis, LLC (k)
KHRG Allegro, LLC (k)
KHRG Argyle, LLC (k)
KHRG Austin Beverage Company, LLC (k)
KHRG Baltimore, LLC (k)
KHRG Born LLC (k)
KHRG Boston Hotel, LLC (k)
KHRG Bozeman LLC (k)
KHRG Buckhead LLC (k)
KHRG Canary LLC (k)
KHRG Cayman LLC (k)
KHRG Cayman Employer Ltd. (k)
KHRG Dallas LLC (k)
KHRG Dallas Beverage Company LLC (k)
KHRG DC 1731 LLC (k)
KHRG DC 2505 LLC (k)
KHRG Employer, LLC (k)
KHRG Goleta LLC (k)
KHRG Gray LLC (k)
KHRG Gray U2 LLC (k)
KHRG Huntington Beach LLC (k)
KHRG Key West LLC (k)
KHRG King Street, LLC (k)

Fully owned subsidiaries continued
KHRG La Peer LLC (k)
KHRG Miami Beach LLC (k)
KHRG Muse LLC (k)
KHRG New Orleans LLC (k)
KHRG NPC LLC (k)
KHRG Palladian LLC (k)
KHRG Palomar Phoenix LLC (k)
KHRG Philly Monaco LLC (k)
KHRG Pittsburgh LLC (k)
KHRG Porsche Drive LLC (k)
KHRG Reynolds LLC (k)
KHRG Riverplace LLC (k)
KHRG Sacramento LLC (k)
KHRG Savannah LLC (k)
KHRG Schofield LLC (k)
KHRG SFD LLC (k)
KHRG SF Wharf LLC (k)
KHRG SF Wharf U2 LLC (k)
KHRG South Beach LLC (k)
KHRG State Street LLC (k)
KHRG Sutter LLC (k)
KHRG Sutter Union LLC (k)
KHRG Taconic LLC (k)
KHRG Tariff LLC (k)
KHRG Texas Hospitality, LLC (k)
KHRG Texas Operations, LLC (k)
KHRG Tryon LLC (k)
KHRG Vero Beach, LLC (k)
KHRG Vintage Park LLC (k)
KHRG VZ Austin LLC (k)
KHRG Wabash LLC (k)
KHRG Westwood, LLC (k)
KHRG Wilshire LLC (k)
Kimpton Hollywood Licenses LLC (k)
Kimpton Hotel & Restaurant Group, LLC (k)
Kimpton Phoenix Licenses Holdings LLC (k)
Louisiana Acquisitions Corp. (k)
Luxury Resorts and Spas (France) SAS (dc)
Manchester Oxford Street Hotel OpCo Limited (n)
Mercer Fairview Holdings LLC (k)
Met Leeds Hotel OpCo Limited (n)
MH Lodging LLC (k)
Oxford Spires Hotel OpCo Limited (n)
Oxford Thames Hotel OpCo Limited (n)
PML Services LLC (as)
Pollstrong Limited (n)
Powell Pine, Inc. (k)
Priscilla Holiday of Texas, Inc. (cl)
PT Regent Indonesia (bh)
PT SC Hotels & Resorts Indonesia (bh)
Raison d’Etre Holdings (BVI) Limited (v)
Raison d’Etre Services (BVI) Limited (v)
Raison d’Etre Spas, LLC (k)
Raison d’Etre Spas, Sweden AB (db)
Regent Asia Pacific Hotel Management Ltd (bw)
Regent Asia Pacific Management Ltd (cp)
Regent Berlin GmbH (cq)
Regent International Hotels Ltd (bw)
Resort Services International (Cayo Largo) L.P. (ci)
Roxburghe Hotel Edinburgh OpCo Limited (n)
Russell London Hotel OpCo Limited (n)
SBS Maryland Beverage Company LLC (as)
SC Hotels International Services, Inc. (k)
SC Leisure Group Limited (n)
SC NAS 2 Limited (n)
SC Quest Limited (n)
SC Reservations (Philippines) Inc. (l)
SCH Insurance Company (bi)
SCIH Branston 3 (cb)
Semiramis for training of Hotel Personnel and
Hotel Management SAE (ch)
SF MH Acquisition LLC (k)
Six Continents Holdings Limited (n)
Six Continents Hotels de Colombia SA (bj)
Six Continents Hotels International Limited (n)
Six Continents Hotels, Inc. (k)
Six Continents International Holdings B.V. (p)
Six Continents Investments Limited (f) (n)
Six Continents Limited (n)
Six Continents Overseas Holdings Limited (n)
Six Continents Restaurants Limited (n)
SixCo North America, Inc. (w)
Six Senses Americas IP LLC (k)
Six Senses Capital Pte. Ltd (ay)
Six Senses North America Management LLC (k)
SLC Sustainable Luxury Cyprus Limited (cs)
Solamar Lodging LLC (k)
Southern Pacific Hotels Properties Limited (v)
SPHC Management Ltd. (bq)
St David’s Cardiff Hotel OpCo Limited (n)
Sustainable Luxury Holdings (BVI) Limited (v)
Sustainable Luxury Lanka Pvt. Ltd (cv)
Sustainable Luxury Maldives Private Limited (cw)
Sustainable Luxury Mauritius Limited (cx)
Sustainable Luxury Services (BVI) Limited (v)
Sustainable Luxury Singapore Private Limited (ai)
Sustainable Luxury UK Limited (cy)
Sustainable Luxury USA Limited (cz)
The Grand Central Hotel Glasgow Limited (n)
The Met Hotel Leeds Limited (n)
The Principal Edinburgh George Street Limited (n)
The Principal London Limited (n)
The Principal Manchester Limited (n)
The Principal York Limited (n)
The Roxburghe Hotel Edinburgh Limited (s)
Vista Rockville FF&E, LLC (as)
White Shield Insurance Company Limited (bk)
Wotton House Hotel OpCo Limited (n)
York Station Road Hotel OpCo Limited (n)

Subsidiaries where the effective interest is less than 100%
IHG ANA Hotels Group Japan LLC (74.66%) (ar)
IHG ANA Hotels Holdings Co., Ltd. (66%) (ar)
Regent Hospitality Worldwide, Inc. (51%) (bt)
Sustainable Luxury Holding (Thailand) Limited
(49%) (c) (j) (cu)
Sustainable Luxury Hospitality (Thailand) Limited
(49%) (c) (j) (cu)
Sustainable Luxury Management (Thailand)
Limited (49%) (c) (j) (cu)
Sustainable Luxury Operations (Thailand) Ltd
(99.98%) (j) (cu)
Universal de Hoteles SA (9.99%) (j) (bj)
World Trade Centre Montreal Hotel Corporation
(74.11%) (bl)
Associates, joint ventures and other
111 East 48th Street Holdings LLC (19.9%) (g) (h) (k)
Alkoer, S. de R.L. de C.V. (50%) (h) (cg)
BCRE IHG 180 Orchard Holdings LLC (49%) (g) (cf)
Beijing Orient Express Hotel Co., Ltd. (16.15%) (bm)
Blue Blood (Tianjin) Equity Investment
Management Co., Limited (30.05%) (bn)
Carr Clark SWW Subventure, LLC (26.67%) (g) (ca)
Carr Waterfront Hotel, LLC (11.46%) (g) (h) (ca)
China Hotel Investment Limited (30.05%) (i) (am)
Desarrollo Alkoer Irapuato S. de R.L. de C.V.
(50%) (cg)
Desarrollo Alkoer Saltillo S. de R.L. de C.V.
(50%) (cg)
Desarrollo Alkoer Silao S. de R.L. de C.V. (50%) (cg)
EDG Alpharetta EH LLC (0%) (d) (h) (r)
Gestion Hotelera Gestel, C.A. (50%) (c) (h) (ba)
Groups360 LLC (13.05%) (h) (k)
H.I. Soaltee Hotel Company Private Ltd (26%) (br)
Inter-Continental Hotels Saudi Arabia Limited
(40%) (bs)
NF III Seattle, LLC (25%) (g) (r)
NF III Seattle Op Co, LLC (25%) (g) (r)
Nuevas Fronteras S.A. (23.66%) (cd)
President Hotel & Tower Co Ltd. (30%) (bu)
Shanghai Yuhuan Industrial Development Co.,
Ltd (1%) (da)
Sustainable Luxury Gravity Global Private Limited
(51%) (h) (de)
SURF-Samui Pte. Ltd (49%) (ay)
Tianjin ICBCI IHG Equity Investment Fund
Management Co., Limited (21.04%) (bv)
Key
(a) Directly owned by InterContinental Hotels Group PLC
(b) Ordinary shares and preference shares
(c) Ordinary A and ordinary B shares
(d) 8% cumulative preference shares
(e) 1 / 4 vote ordinary shares and ordinary shares
(f) Ordinary shares, 5% cumulative preference shares and 7% cumulative preference shares
(g) The entities do not have share capital and are governed by an operating agreement
(h) Accounted for as associates and joint ventures due to IHG’s decision-making rights contained in the partnership agreement
(i) Accounted for as an other financial asset due to IHG being unable to exercise significant influence over the financial and operating policy decisions of the entity
(j) Minority interest relates to one or more individual shareholders who are employed or were previously employed by the entity

Registered addresses
(k) 3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
(l) 205 Powell Place, 37027 Brentwood, TN 37027, USA
(m) Clarendon House, 2 Church Street, Hamilton HM11, Bermuda
(n) Broadwater Park, Denham, Buckinghamshire, UB9 5HR, UK
(o) 333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
(p) Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
(q) Alameda Jau 536, Suite 3s-A, 01420-000 Sao Paulo, Brazil
(r) The Corporation Trust Centre, 1209 Orange Street, Wilmington, DE 19801, USA
(s) Caledonian Exchange, 19a Canning Street, Edinburgh, EH3 8HE, UK
(t) Building 4, No. 13 Xiao Gang Zhong Ma Road, Zhuhai District, Guangzhou, Guangdong, P.R. China
(u) 29 Earlsfort Terrace, Dublin 2, D02 AY28, Ireland
(v) Flemming House, Wickhams Cay, P.O.Box 662, Road Town, Tortola VG1110, British Virgin Islands
(w) Wilmington Trust SP Services, Inc. 1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
(x) 31–33 rue Mogador, 75009 Paris, France
(y) Bucharest, 1st District, 50–52 Buzesti St, 83 module, 11 floor, Romania
(z) 230 J E Irausquin Boulevard, Palm Beach, Aruba
(aa) Level 11, 20 Bond Street, Sydney NSW 2000, Australia
(ab) Ontario # 1050, Col. Providencia. Guadalajara, Jalisco CP 44630, Mexico
(ac) Level 54, Hopewell Center, 183 Queen’s Road East, Hong Kong SAR
(ad) Rond-Point Robert Schuman 11, 1040 Brussels, Belgium
(ae) QBC 4 – Am Belvedere 4, 1100, Vienna, Austria
(af) Avenida da Republica, no 52 – 9, 1069 – 211, Lisbon, Portugal
(ag) 24, Rusakovskaya Str., Moscow 107014, Russian Federation
(ah) No. 84, Pan Hlaing Street, Unit #1, Level 8, Uniteam Marine Office Building, Sanchuang Township, Yangon, Myanmar
(ai) 230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
(aj) 973 President Tower, 7th Floor, Units 7A, 7F, 7G and 7H, Ploenchit Road, Khwaeng Lumpini, Khet Pathumwan, Bangkok Metropolis, 10330, Thailand
(ak) Alameda Jau 536, Suite 3S-B, 01420-000 São Paulo, Brazil
(al) Avenida Cordoba 1547, piso 8, oficina A, Buenos Aires, Argentina
(am) The Phoenix Centre, George Street, Belleville St. Michael, Barbados
(an) Level 10, 2 Commerce Street, Auckland Central, Auckland 1000, New Zealand
(ao) 1, Murtala Muhammed Drive, Ikoyi, Lagos, Nigeria
(ap) Central Office Park Unit 4, 257 Jean Avenue, Centurion 0157, South Africa
(aq) 11th Floor, Building No. 10, Tower C, DLF Phase-II, DLF Cyber City, Gurgaon, Haryana-122002, India
(ar) 20th Floor, Toranomon Kotohira Tower, 2–8, Toranomon 1-chome, Minato-ku, Tokyo, Japan
(as) 2 Wisconsin Circle #700, Chevy Chase, MD 20815, USA
(at) 1052 Budapest, Apáczai Csere János u. 12 – 14A, Hungary
(au) Budapester Str. 2, 10787 Berlin, Germany
(av) Koenigsallee 59, D-40215, Dusseldorf, Germany
(aw) Alameda Jau 536, Suite 3S-E, 01420-000 São Paulo, Brazil
(ax) 1980 Pérodeau Street, Vaudreuil-Dorion J7V 8P7, Quebec, Canada
(ay) 168 Robinson Road, #16-01 SIF Building, 068899, Singapore
(az) 361 San Francisco Street Penthouse, San Juan, PR 00901, Puerto Rico
(ba) Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
(bb) 22nd Floor, Citigroup Tower, No. 33 Huayuanshiqiao Road, Pudong, Shanghai, P.R. China
(bc) Alameda Jau 536, Suite 3S-C, 01420-000 São Paulo, Brazil
(bd) Alameda Jau 536, Suite 3S-D, 01420-000 São Paulo, Brazil
(be) Viale Monte Nero n.84, 20135 Milano, Italy
(bf) Thurn-und-Taxis-Platz 6 – 60313 Frankfurt am Main, Germany
(bg) JurisTax Services Ltd, Level 12, NeXTeracom Tower II, Ebene, Mauritius
(bh) Menara Impreium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
(bi) Primmer Piper Eggleston & Cramer PC, 30 Main St., Suite 500, P.O. Box 1489, Burlington, VT 05402-1489, USA
(bj) Calle 49, Sur 45 A 300 Of 1102 Envigado Antioquia, Colombia
(bk) Suite B, Ground Floor, Regal House, Queensway, Gibraltar
(bl) Suite 2500, 1000 De La Gauchetiere St. West, Montreal QC H3B 0A2, Canada
(bm)Room 311, Building 1, No 6 East Wen Hua Yuan Road, Beijing Economy and Technology Development Zone, Beijing, P.R.China
(bn) Room N306, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
(bo) Cesta v Mestni log 1, 1000 Ljubljana, Slovenia
(bp) 37A Professor Fridtjof Nansen Street, 5th Floor, District Sredets, Sofia, 1142, Bulgaria
(bq) C/o Holiday Inn & Suites, Cnr Waigani Drive & Wards Road, Port Moresby, National Capital District, Papua New Guinea
(br) Tahachal, Kathmandu, Nepal
(bs) Madinah Road, Jeddah, P.O Box 9456, Post Code 21413, Jeddah, Saudi Arabia
(bt) Maples Corporate Services Ltd. – PO Box 309, Ugland House, Grand Cayman – KY- 1104, Cayman Islands
(bu) 971, 973 Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330, Thailand
(bv) Room R316, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
(bw) 14th Floor, South China Building, 1-3 Wyndham Street, Hong Kong SAR
(bx) Eski Büyükdere Cd. Park Plaza No:14 K:4 Maslak – Sarıyer, Istanbul, Turkey
(by) Paseo de Recoletos 37 – 41, 28004 Madrid, Spain
(bz) 2710 Gateway Oaks Drive, Suite 150N, Sacramento, CA 95833-3505, USA
(ca) Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 100, Washington, DC 20004, USA
(cb) Two Snowhill Snow Hill Queensway Birmingham B4 6GA
(cc) Krunska 73, Beograd, 11000, Serbia
(cd) Moreno 809 2 Piso, Buenos Aires, Argentina
(ce) Bulevar Svetog Petra Cetinjskog 149 – 81000 Podgorica, Montenegro
(cf) Brack Capital Real Estate Ltd., 885 Third Avenue, 24th Floor, New York, NY 10022, USA
(cg) Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de México, CP 11520, Mexico
(ch) Ground Floor, Al Kamel Law Building, Plot 52-b, Banks Area, Six of October City, Egypt
(ci) 2985 Gordy Parkway, 1st Floor, Marietta, GA 30066, USA
(cj) 600 Mamaroneck Avenue #400, 10528 Harrison, NY 10528, USA
(ck) 8275 South Eastern Avenue #200, Las Vegas, NV 89123, USA
(cl) 5444 Westheimer #1000, Houston, TX 77056, USA
(cm) 23/6 D. Anhaght Str., Yerevan, 0069, Armenia
(cn) Generation Park Z – ul. Towarowa 28, 00-839 Warsaw, Poland
(co) Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, Barbados, BB14004
(cp) Brumby Centre, Lot 42, Jalan Muhibbah, 87000 Labuan F.T., Malaysia
(cq) Charlottenstrasse 49, Berlin, 10117, Germany
(cr) C/O BDO LLP, 4 Atlantic Quay, 70 York Street, Glasgow G2 8JX, UK
(cs) ATS Services Limited, Capital Center, 9th Floor, 2-4 Arch. Makarios III Ave., 1065 Nicosia, Cyprus
(ct) Start Chambers, Wickham’s Cay II, P.O. Box 2221, Road Town, Tortola, VG1110, British Virgin Islands
(cu) 57, 9th Floor, Park Ventures Ecoplex, Unit 902-904, Wireless Road, Limpini, Pathum Wan Bangkok 10330, Thailand
(cv) Shop No. L3-6, Amity Building, No. 125, Highlevel Road, Maharagama, Colombo, Sri Lanka
(cw) Premier Chambers, M.Lux Lodge, 1st Floor, Orchid Magu, Male, Republic of Maldives
(cx) Venture Corporate Services (Mauritius) Ltd, Level 3, Tower 1, Nexteracom Towers, Cybercity, Ebene, Mauritius
(cy) Berg Kaprow Lewis LLP, 35 Ballards Lane, DX 57284 Finchley 2, London, N3 1XW, UK
(cz) 251 Little Falls Drive, Wilmington, DE19808, USA.
(da) 1st Floor, No.68, Zhupan Road, Zhuqiao Town, Pudong New Area, Shanghai, China
(db) Grevgatan 13, 11453 Stockholm, Sweden
(dc) 95 Blvd. Berthier, 75017 Paris, France
(dd) Bernardo Monteagudo 201, 15076, Lima, Peru
(de) B-11515 Bhikaj Cama Place, New Delhi, South Delhi, India, 110066